Strategic Funding (Details)				1 Months Ended	12 Months Ended
	Mar. 01, 2023 $ / shares shares	Dec. 01, 2022 $ / shares shares	Aug. 08, 2022 USD ($)	Oct. 27, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Sep. 01, 2023 shares	Jan. 31, 2023 USD ($)	Nov. 30, 2022 USD ($)
Strategic Funding (Details) [Line Items]
Funded amount (in Dollars)			$ 4,000,000
Cash commitments (in Dollars)			2,000,000	$ 4,000,000
Additional funding (in Dollars)			$ 2,000,000	2,000,000
Planned funding (in Dollars)				$ 1,000,000
Funded equally (in Dollars)					$ 333,333		$ 333,333	$ 333,333
Debt installments percentage				100.00%
Warrants granted (in Shares) | shares					5,006,386
Ordinary shares exceeds percentage					150.00%
Weighted effective interest rate					34.92%
Aggregate amount (in Dollars)					$ 1,670,000
Transaction cost (in Dollars)					369,000
Amount repaid (in Dollars)					247,000
Interest expenses (in Dollars)					$ 172,000
Series A Warrants [Member]
Strategic Funding (Details) [Line Items]
Warrants issued (in Shares) | shares		2,068,966
Exercise price per share (in Dollars per share) | $ / shares		$ 0.725
Shares vested		1,034,483
Percentage of shares are fully vested		50.00%
Remaining shares vested (in Shares) | shares		1,034,438
Percentage of warrants cancelled					50.00%
Fair value of warrants (in Dollars)					$ 596
Series B Warrants [Member]
Strategic Funding (Details) [Line Items]
Warrants issued (in Shares) | shares		344,828
Exercise price per share (in Dollars per share) | $ / shares		$ 1.45
Shares vested		172,414
Percentage of shares are fully vested		50.00%
Remaining shares vested (in Shares) | shares		172,414
Percentage of warrants cancelled					50.00%
Fair value of warrants (in Dollars)					$ 596
Series C Warrants [Member]
Strategic Funding (Details) [Line Items]
Warrants issued (in Shares) | shares	2,222,222
Exercise price per share (in Dollars per share) | $ / shares	$ 0.675
Shares vested	1,111,111
Percentage of shares are fully vested	50.00%
Remaining shares vested (in Shares) | shares						1,111,111
Percentage of warrants cancelled					50.00%
Fair value percentage of warrants					50.00%
Percentage of warrants on pro rata basis					50.00%
Series D Warrants [Member]
Strategic Funding (Details) [Line Items]
Warrants issued (in Shares) | shares	370,370
Exercise price per share (in Dollars per share) | $ / shares	$ 1.35
Shares vested	185,185
Percentage of shares are fully vested	50.00%
Remaining shares vested (in Shares) | shares						185,185
Percentage of warrants cancelled					50.00%
Fair value percentage of warrants					50.00%
Percentage of warrants on pro rata basis					50.00%
Bottom of range [member]
Strategic Funding (Details) [Line Items]
Exercisable prices ranging percentage					130.00%
Risk free interest rate					3.14%
Expected term					3 years 3 days
Expected volatility rate					95.76%
Top of range [member]
Strategic Funding (Details) [Line Items]
Exercisable prices ranging percentage					300.00%
Risk free interest rate					4.30%
Expected term					3 years 10 months 6 days
Expected volatility rate					99.96%
Accounting treatment [Member] | Series C Warrants [Member]
Strategic Funding (Details) [Line Items]
Percentage of warrants cancelled					50.00%
Accounting treatment [Member] | Series D Warrants [Member]
Strategic Funding (Details) [Line Items]
Percentage of warrants cancelled					50.00%